Exhibit 99.1

Table for Form ABS-15G (Repurchase reporting)(1)
Nomura Home Equity Loan, Inc.
Name of the Issuing Entity	CIK Number	Check if Registered	Name of Originator(2)	Total Assets in ABS by Originator			Assets That Were Subject of Demand(3)			Assets That Were Repurchased or Replaced(4)			Assets Pending Repurchase or Replacement(5)			Demand in Dispute(6)			Demand Withdrawn(7)			Demand Rejected(8)
(a)	(a)	(b)	(c)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
				(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Type: Residential Mortgage-Backed Securities
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2006-FM2	#0001376783	X	FREMONT INVESTMENT & LOAN	5,714	$1,228,042,344.70	100.00%	184	$65,804,015	37.14%	0	$0	0.00%	0	$0	0.00%	184	$65,804,015	37.14%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2006-FM2 Total				5,714	$1,228,042,344.70	100.00%	184	$65,804,015	37.14%	0	$0	0.00%	0	$0	0.00%	184	$65,804,015	37.14%	0	$0	0.00%	0	$0	0.00%

Asset Type: Residential Mortgage-Backed Securities
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2	#0001384363	X	ALLIANCE CA	3	$452,269	0.05%	1	$91,650	0.06%	0	$0	0.00%	0	$0	0.00%	1	$91,650	0.06%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			ALLIANCE NY	6	$1,313,037	0.14%	1	$413,970	0.29%	0	$0	0.00%	0	$0	0.00%	1	$413,970	0.29%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			ALLIED MORTGAGE GROUP, INC	42	$5,127,076	0.55%	19	$2,520,733	1.78%	0	$0	0.00%	0	$0	0.00%	19	$2,520,733	1.78%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			ALLSTATE HOME LOANS, INC.	12	$2,324,599	0.25%	6	$1,539,573	1.09%	0	$0	0.00%	0	$0	0.00%	6	$1,539,573	1.09%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			CAMERON FINANCIAL GROUP	15	$2,755,942	0.30%	11	$1,951,728	1.38%	0	$0	0.00%	2	$737,087	0.52%	9	$1,214,641	0.86%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			COASTAL CAPITAL CORP	21	$2,484,566	0.27%	12	$1,368,746	0.97%	0	$0	0.00%	1	$120,636	0.09%	11	$1,248,109	0.88%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			COLUMBIA HOME LOANS	23	$6,403,174	0.69%	9	$3,125,885	2.21%	0	$0	0.00%	0	$0	0.00%	9	$3,125,885	2.21%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			EQUIFIRST CORP	319	$54,321,744	5.84%	143	$24,924,414	17.62%	0	$0	0.00%	4	$677,378	0.48%	139	$24,247,036	17.14%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			FIRST FINANCIAL EQUITIES	7	$1,494,340	0.16%	4	$1,023,005	0.72%	0	$0	0.00%	0	$0	0.00%	4	$1,023,005	0.72%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			FIRST NLC FINANCIAL SERVICES, LLC	549	$107,598,515	11.56%	307	$61,221,600	43.28%	0	$0	0.00%	14	$2,865,484	2.03%	293	$58,356,116	41.26%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			FNBN	3	$700,171	0.08%	3	$791,556	0.56%	0	$0	0.00%	0	$0	0.00%	3	$791,556	0.56%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			FREMONT INVESTMENT & LOAN	210	$28,682,870	3.08%	23	$4,762,765	3.37%	0	$0	0.00%	1	$127,612	0.09%	22	$4,635,153	3.28%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			FUNDING AMERICA	322	$52,892,117	5.68%	214	$36,372,729	25.71%	0	$0	0.00%	1	$259,750	0.18%	213	$36,112,979	25.53%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			GATEWAY FUNDING DIVERS MTG SVC LP	10	$2,095,296	0.23%	6	$1,489,831	1.05%	0	$0	0.00%	0	$0	0.00%	6	$1,489,831	1.05%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			HARBOURTON MORTGAGE INV CORP	1	$69,931	0.01%	1	$69,595	0.05%	0	$0	0.00%	0	$0	0.00%	1	$69,595	0.05%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			HORIZON DIRECT	24	$13,562,083	1.46%	11	$4,505,760	3.19%	0	$0	0.00%	1	$197,320	0.14%	10	$4,308,440	3.05%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			IMPAC FUNDING CORP	185	$38,475,623	4.13%	119	$23,339,293	16.50%	0	$0	0.00%	9	$1,637,525	1.16%	110	$21,701,768	15.34%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			INNOVATIVE MTGE CAPITAL, LLC	3	$877,991	0.09%	3	$872,518	0.62%	0	$0	0.00%	0	$0	0.00%	3	$872,518	0.62%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			LIBERTY AMERICAN MTGE CORP	98	$27,163,348	2.92%	72	$18,924,086	13.38%	0	$0	0.00%	5	$1,155,299	0.82%	67	$17,768,788	12.56%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			MANDALAY MORTGAGE	2	$686,501	0.07%	1	$141,976	0.10%	0	$0	0.00%	0	$0	0.00%	1	$141,976	0.10%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			MASTER FINANCIAL	84	$22,384,485	2.41%	50	$11,624,457	8.22%	0	$0	0.00%	6	$1,509,778	1.07%	44	$10,114,680	7.15%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			MAXIM MORTGAGE CORP	33	$4,423,358	0.48%	10	$1,907,538	1.35%	0	$0	0.00%	0	$0	0.00%	10	$1,907,538	1.35%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			MILLENNIUM FUNDING GROUP	351	$70,114,717	7.53%	188	$37,190,344	26.29%	0	$0	0.00%	9	$2,084,675	1.47%	179	$35,105,668	24.82%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			MILLENNIUM MORTGAGE CORP	2	$640,500	0.07%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			MORTGAGE OUTLET	1	$259,203	0.03%	1	$257,170	0.18%	0	$0	0.00%	0	$0	0.00%	1	$257,170	0.18%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			MORTGAGEIT	14	$2,097,654	0.23%	11	$1,785,989	1.26%	0	$0	0.00%	1	$179,485	0.13%	10	$1,606,505	1.14%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			NEW YORK MORTGAGE CO	1	$323,000	0.03%	1	$294,482	0.21%	0	$0	0.00%	0	$0	0.00%	1	$294,482	0.21%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			NOVASTAR MORTGAGE INC	15	$2,898,101	0.31%	6	$1,203,516	0.85%	0	$0	0.00%	1	$237,968	0.17%	5	$965,549	0.68%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			OPTEUM FINANCIAL SVCS, LLC	2	$431,156	0.05%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			OWN IT MTGE SOLUTIONS, INC.	2,322	$394,425,682	42.38%	1,288	$216,129,856	152.80%	0	$0	0.00%	47	$9,141,412	6.46%	1241	$206,988,444	146.34%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			PEOPLES CHOICE HOME LOAN INC.	43	$11,333,754	1.22%	22	$4,721,523	3.34%	0	$0	0.00%	4	$973,472	0.69%	18	$3,748,051	2.65%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			PINNACLE DIRECT FUNDING CORP	11	$2,240,316	0.24%	8	$1,339,624	0.95%	0	$0	0.00%	0	$0	0.00%	8	$1,339,624	0.95%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			PINNACLE FINANCIAL CORP	21	$3,425,511	0.37%	9	$1,452,430	1.03%	0	$0	0.00%	0	$0	0.00%	9	$1,452,430	1.03%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			PROTOFUND MORTGAGE CORP	1	$235,055	0.03%	1	$235,055	0.17%	0	$0	0.00%	0	$0	0.00%	1	$235,055	0.17%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			QUICK LOAN FUNDING	50	$12,881,358	1.38%	29	$6,885,095	4.87%	0	$0	0.00%	2	$337,730	0.24%	27	$6,547,365	4.63%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			QUICKEN LOANS INC	71	$7,082,876	0.76%	34	$3,283,586	2.32%	0	$0	0.00%	1	$17,243	0.01%	33	$3,266,343	2.31%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			RESMAE MORTGAGE CORP	170	$33,399,374	3.59%	41	$5,761,107	4.07%	0	$0	0.00%	0	$0	0.00%	41	$5,761,107	4.07%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			SCME MTGE BANKERS	2	$287,633	0.03%	2	$282,399	0.20%	0	$0	0.00%	1	$225,022	0.16%	1	$57,377	0.04%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			SUNSET DIRECT LENDING LLC	7	$609,202	0.07%	3	$355,870	0.25%	0	$0	0.00%	0	$0	0.00%	3	$355,870	0.25%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			SUPERIOR MORTGAGE SERVICES	1	$285,228	0.03%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			UNITED FINANCIAL	3	$889,484	0.10%	2	$589,967	0.42%	0	$0	0.00%	0	$0	0.00%	2	$589,967	0.42%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			WELLS FARGO HOME MTGE	57	$7,348,937	0.79%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2			WESTSTAR MORTGAGE INC	19	$3,130,454	0.34%	10	$1,924,864	1.36%	0	$0	0.00%	0	$0	0.00%	10	$1,924,864	1.36%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-2 Total				5,136	$930,628,229	100.00%	2,682	$486,676,289	344.07%	0	$0	0.00%	110	$22,484,877	15.90%	2,572	$464,191,412	328.17%	0	$0	0.00%	0	$0	0.00%

Asset Type: Residential Mortgage-Backed Securities
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3	#0001394361	X	ALLIANCE CA	49	$13,623,685	1.19%	11	$4,502,837	2.83%	0	$0	0.00%	0	$0	0.00%	11	$4,502,837	2.83%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			ALLIANCE NY	2	$817,990	0.07%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			ALLIED MORTGAGE GROUP, INC	1	$124,110	0.01%	1	$116,747	0.07%	0	$0	0.00%	0	$0	0.00%	1	$116,747	0.07%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			ALLSTATE HOME LOANS, INC.	2	$394,000	0.03%	1	$210,400	0.13%	0	$0	0.00%	0	$0	0.00%	1	$210,400	0.13%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			AMERICAN CAPITAL FUNDING	2	$483,886	0.04%	1	$95,084	0.06%	0	$0	0.00%	0	$0	0.00%	1	$95,084	0.06%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			COASTAL CAPITAL CORP	1	$345,314	0.03%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			COLUMBIA HOME LOANS	4	$510,319	0.04%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			EQUIFIRST CORP	2	$378,710	0.03%	2	$381,423	0.24%	0	$0	0.00%	0	$0	0.00%	2	$381,423	0.24%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			FIRST NLC FINANCIAL SERVICES, LLC	9	$977,827	0.09%	5	$532,453	0.33%	0	$0	0.00%	0	$0	0.00%	5	$532,453	0.33%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			FIRST STREET FINANCIAL INC	147	$40,218,821	3.51%	48	$14,068,191	8.84%	0	$0	0.00%	0	$0	0.00%	48	$14,068,191	8.84%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			FNBN	1	$350,000	0.03%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			FREMONT INVESTMENT & LOAN	3	$660,003	0.06%	2	$335,897	0.21%	0	$0	0.00%	0	$0	0.00%	2	$335,897	0.21%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			FUNDING AMERICA	8	$1,450,063	0.13%	4	$932,316	0.59%	0	$0	0.00%	0	$0	0.00%	4	$932,316	0.59%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			HOME LOAN MORTGAGE CORP	15	$6,703,227	0.59%	9	$3,790,133	2.38%	0	$0	0.00%	0	$0	0.00%	9	$3,790,133	2.38%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			HORIZON DIRECT	15	$6,817,779	0.60%	4	$2,580,050	1.62%	0	$0	0.00%	0	$0	0.00%	4	$2,580,050	1.62%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			IMPAC FUNDING CORP	5	$1,505,401	0.13%	1	$326,178	0.20%	0	$0	0.00%	0	$0	0.00%	1	$326,178	0.20%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			INNOVATIVE MTGE CAPITAL, LLC	1	$164,634	0.01%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			INVESTAID CORPORATION	48	$4,803,830	0.42%	14	$1,896,240	1.19%	0	$0	0.00%	0	$0	0.00%	14	$1,896,240	1.19%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			LIBERTY AMERICAN MTGE CORP	1	$357,177	0.03%	1	$350,665	0.22%	0	$0	0.00%	0	$0	0.00%	1	$350,665	0.22%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			MANDALAY MORTGAGE	4	$837,635	0.07%	1	$100,222	0.06%	0	$0	0.00%	0	$0	0.00%	1	$100,222	0.06%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			MASTER FINANCIAL	1	$166,114	0.01%	1	$116,015	0.07%	0	$0	0.00%	0	$0	0.00%	1	$116,015	0.07%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			MERITAGE MORTGAGE CORPORATION	214	$42,328,555	3.70%	37	$8,342,273	5.24%	0	$0	0.00%	0	$0	0.00%	37	$8,342,273	5.24%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			METROCITIES MORTGAGE	44	$8,971,474	0.78%	3	$655,277	0.41%	0	$0	0.00%	0	$0	0.00%	3	$655,277	0.41%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			MILLENNIUM FUNDING GROUP	10	$2,065,038	0.18%	2	$365,220	0.23%	0	$0	0.00%	0	$0	0.00%	2	$365,220	0.23%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			MLSG, INC.	7	$1,616,041	0.14%	2	$351,225	0.22%	0	$0	0.00%	0	$0	0.00%	2	$351,225	0.22%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			MORTGAGE NETWORK	1	$217,922	0.02%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			NOVASTAR MORTGAGE INC	2	$697,958	0.06%	1	$462,707	0.29%	0	$0	0.00%	0	$0	0.00%	1	$462,707	0.29%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			OWN IT MTGE SOLUTIONS, INC.	75	$15,806,786	1.38%	26	$6,449,449	4.05%	0	$0	0.00%	0	$0	0.00%	26	$6,449,449	4.05%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			PEOPLES CHOICE HOME LOAN INC.	6	$648,723	0.06%	3	$349,536	0.22%	0	$0	0.00%	0	$0	0.00%	3	$349,536	0.22%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			PINNACLE FINANCIAL CORP	1	$134,299	0.01%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			PROTOFUND MORTGAGE CORP	11	$2,732,062	0.24%	5	$1,175,850	0.74%	0	$0	0.00%	0	$0	0.00%	5	$1,175,850	0.74%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			QUICK LOAN FUNDING	1	$260,766	0.02%	1	$259,583	0.16%	0	$0	0.00%	0	$0	0.00%	1	$259,583	0.16%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			QUICKEN LOANS INC	2	$194,180	0.02%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			SOMA FINANCIAL	14	$3,272,112	0.29%	8	$1,464,295	0.92%	0	$0	0.00%	0	$0	0.00%	8	$1,464,295	0.92%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			SUNSET DIRECT LENDING LLC	1	$81,600	0.01%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			UNITED FINANCIAL	1	$87,090	0.01%	1	$83,937	0.05%	0	$0	0.00%	0	$0	0.00%	1	$83,937	0.05%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			WELLS FARGO HOME MTGE	12	$1,878,064	0.16%	7	$1,175,754	0.74%	0	$0	0.00%	0	$0	0.00%	7	$1,175,754	0.74%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			WESTSTAR MORTGAGE INC	1	$297,600	0.03%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			RESMAE MORTGAGE CORP	4,110	$888,433,327	77.61%	2,152	$507,593,789	319.02%	0	$0	0.00%	0	$0	0.00%	2,152	$507,593,789	319.02%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3			WMC	458	$93,388,644	8.16%	154	$35,996,300	22.62%	0	$0	0.00%	0	$0	0.00%	154	$35,996,300	22.62%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3 Total				5,292	$1,144,802,765	100.00%	2,508	$595,060,044	373.99%	0	$0	0.00%	0	$0	0.00%	2,508	$595,060,044	373.99%	0	$0	0.00%	0	$0	0.00%

Grand Total				16,142	$3,303,473,339		5,374	$1,147,540,348		0	$0		110	$22,484,877		5,264	$1,125,055,471		0	$0		0	$0

Footnotes:

(1)       While we have attempted to gather all of the information required by this Form ABS-15G and Rule 15Ga-1 (the “Reportable Information”) we cannot be certain that we have obtained all applicable Reportable Information since, among other things, some entities that have the obligation to enforce repurchase obligations (the “Demand Entities”) are no longer in existence, some of the Demand Entities that are still in existence have not responded to our request for Reportable Information, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us), and there may be delays in the transmission of information from Demand Entities due to disruptions resulting from the COVID-19 pandemic. The information in this Form ABS-15G has not been verified by any third party.

(2)       In many cases, the entity identified as “Originator” is the entity that sold the assets to the sponsor, based on the sponsor’s records. This entity may or may not be the originator of the assets. The securitizer is not able to obtain further information as to the identity of the originator without unreasonable effort or expense.

(3)       Assets included in “Assets That Were Subject of Demand” includes assets where a demand was made during or prior to the reporting period, which was either resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time, or the balance as of the date of the last payment made by the obligor if the asset was liquidated or removed from the pool prior to the end of the reporting period.

(4)       “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(5)        “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(6)        “Demand in Dispute” shows all assets for which a demand has been made, and for which the demand is in dispute. If a demand has been rejected, it will not be considered to be in dispute absent a subsequent communication or other indication that the demand remains in dispute.

(7)        “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(8)        “Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer, or by any other party that would be obligated to repurchase the asset if the claim was valid.

For assets where more than one activity occurred during the reporting period, only the most recent activity is reported above, provided that an asset subject to a demand to repurchase may be listed in both the “Assets That Were Subject to Demand” column as well as an additional column showing the most recent activity or status during the reporting period.